DESCRIPTION OF BUSINESS - License and Distribution Agreements (Juventas Cell Therapy Ltd.) (Details) - Juventas Cell Therapy Ltd. ¥ in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Description of Business and Basis of Presentation
Milestone payment	¥ 70.0	$ 10.0
Equity attributable to noncontrolling interest			¥ 240.9	$ 33.9	¥ 240.9	$ 33.8